Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy of the Valuation Techniques (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Marketable equity securities	$ 1,380	$ 595
Investments under purchase option	6,028,100
Total	6,029,480	595	$ 2,443,593
Warrant liabilities	4,281,454		4,548
Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Total		595	2,443,593
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Total
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Total
Warrant liabilities			$ 4,548
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Marketable equity securities	1,380	595
Investments under purchase option
Total	1,380
Warrant liabilities
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Marketable equity securities
Investments under purchase option
Total
Warrant liabilities
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Marketable equity securities
Investments under purchase option	6,028,100
Total	6,028,100
Warrant liabilities	$ 4,281,454